Consolidated Statements of Opeations and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 242,395,556	$ 36,709,931	$ 53,305
Total Revenues	242,395,556	36,709,931	53,305
Cost of Revenues
Cost of revenues	(195,807,066)	(30,112,363)	(38,534)
Gross profit	46,588,490	6,597,568	14,771
Operating expenses
Selling, general & administrative expenses	30,395,048	1,607,393	964,470
Research and development expenses		36,317	63,450
Total operating expenses	30,395,048	1,643,710	1,027,920
Income/(Loss) from operations	16,193,442	4,953,858	(1,013,149)
Other income/(expenses)
Other income	118,265	47,167	1,687
Other expenses	(491,299)	(43,171)	(9,343)
Total other (expenses)/income	(373,034)	3,996	(7,656)
Income/(Loss) from continuing operations before provision of income taxes	15,820,408	4,957,854	(1,020,805)
Provision for income taxes expenses	(4,344,769)	(1,406,159)	(76,343)
Net income/(loss) from continuing operations	11,475,639	3,551,695	(1,097,148)
Discontinued operations
Loss from discontinued operations, net of income tax			(322,490)
Gain from disposal			347,990
Income from discontinued operations, net of income tax			25,500
Net income/(loss)	11,475,639	3,551,695	(1,071,648)
Comprehensive income/(loss)
Net income/(loss)	11,475,639	3,551,695	(1,071,648)
Other comprehensive loss
Foreign currency translation adjustment	(6,578,195)	169,472	(154,768)
Total comprehensive income/(loss)	$ 4,897,444	$ 3,721,167	$ (1,226,416)
Income/(Loss) earnings per common share
Continuing operations - Basic (in Dollars per share)	$ 0.47	$ 0.17	$ (0.05)
Continuing operations - Diluted (in Dollars per share)	0.47	0.17	(0.05)
Discontinued operations - Basic (in Dollars per share)
Discontinued operations - Diluted (in Dollars per share)
Net income/(loss) per common share - basic (in Dollars per share)	0.47	0.17	(0.05)
Net income/(loss) per common share - diluted (in Dollars per share)	$ 0.47	$ 0.17	$ (0.05)
Weighted average Class A ordinary shares outstanding, basic (in Shares)	24,254,842	21,491,291	21,787,892
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	24,254,842	21,511,469	21,787,892